INVESTMENT IN ASSOCIATED COMPANIES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Allowance for expected credit losses	$ 3,217	$ 2,808	$ 3,266
River Box
Schedule of Equity Method Investments [Line Items]
Allowance for expected credit losses	$ 200	$ 300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Schedule of Equity Method Investments [Line Items]
Ownership percentage of disposed assets	50.10%